Consolidated Statements of Operations (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Interest and dividend income
Loans	$ 20,096	$ 24,643
Taxable securities	2,208	2,697
Tax-exempt securities	320	645
Federal funds sold and other	108	133
Total interest income	22,732	28,118
Interest expense
Deposits	2,809	4,182
Borrowings	2,304	2,743
Total interest expense	5,113	6,925
Net interest income	17,619	21,193
Provision for loan losses	5,436	11,040
Net interest income after provision for loan losses	12,183	10,153
Noninterest income
Service charges on deposit accounts	2,724	2,726
Trust department income	855	960
Gain on sale of securities	957	301
Gain (loss) on sale of assets	(363)	813
Gain on sale of loans	77	401
Treasury management fees	345	417
Data processing servicing fees	506	606
Earnings on bank owned life insurance	749	747
Total other-than-temporary impairment losses	(75)	(487)
Portion of loss recognized in other comprehensive income (before taxes)	(17)	(815)
Net impairment losses recognized in income	(92)	(1,302)
Other	600	446
Total noninterest income	6,358	6,115
Noninterest expense
Salaries and employee benefits	9,710	10,285
Occupancy and equipment	3,837	4,037
Professional services	1,517	1,908
Advertising	348	412
Postage, freight and courier	282	356
Supplies	185	261
State franchise taxes	463	615
Federal deposit insurance premiums	1,424	1,460
Other	3,526	4,154
Total noninterest expense	21,292	23,488
Loss before income tax	(2,751)	(7,220)
Income tax expense (benefit)	(13)	5,110
Net loss	$ (2,738)	$ (12,330)
Basic loss per common share	$ (0.74)	$ (3.32)
Diluted loss per common share	$ (0.74)	$ (3.32)